Liquidity Risk - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	£ 269,212	£ 223,242